COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Group's facilities are leased under several lease agreements in Israel, Europe, Asia and the Americas for periods ending in 2024.

In addition, the Company has various operating lease agreements with respect to motor vehicles. The terms of the lease agreements are for 36 months, which expire on various dates, the latest of which is in 2017.

Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2015	$6,463
2016	6,418
2017	6,234
2018	5,771
2019 and on	27,322

Total minimum lease payments *)	$52,208

*)	Minimum payments have been reduced by minimum sublease rental of $835 due in the future under non-cancelable subleases.

In connection with the Company's facilities lease agreement in Israel, the lessor has a lien of approximately $5,000 on certain bank deposits as of December 31, 2014. These deposits are included in short-term and restricted bank deposits.

Lease expenses for the years ended December 31, 2012, 2013 and 2014, were approximately $5,745, $5,282 and $6,236, respectively.

b.	Inventory purchase commitments:

The Group is obligated under certain agreements with its suppliers to purchase specified items of excess inventory which is expected to be utilized in 2015. As of December 31, 2014, non-cancelable purchase obligations were approximately $13,395.

c.	Royalty commitment to the Office of the Chief Scientist of the Israeli Ministry of Economy ("OCS"):

Under the research and development agreements of the Company and its Israeli subsidiaries with the OCS and pursuant to applicable laws, the Company and its Israeli subsidiaries are required to pay royalties at the rate of 1.3%-5% on sales to end customers of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to dollar deposits. The Company and its Israeli subsidiaries are obligated to repay the Israeli Government for the grants received only to the extent that there are sales of the funded products.

The place of manufacturing of a product that was developed with the support of the OCS, or based on know-how developed with the support of the OCS, shall be according to the supported company's declaration in the application for support (including manufacturing abroad). In case the Company or any of its Israeli subsidiaries wish to transfer their manufacturing activities abroad, in addition to their statement in the application for support, they will be required to receive approval from the OCS research committee. The committee is entitled to increase both the royalty liability and the rate of the royalty payments. The increased repayment is calculated according to the percentage of the manufacturing activities that are intended to be carried out outside Israel, and can reach up to 300% of the original sum. When the manufacturing of the product is being done outside of Israel, the Company or any of its Israeli subsidiaries are required to pay an increased royalty rate of an additional 1% (instead of paying 1.3%-5%).

As of December 31, 2013 and 2014, the Company and its Israeli subsidiaries have a contingent obligation to pay royalties in the amount of approximately $34,034 and $39,559, respectively.

As of December 31, 2013 and 2014, the Company and its Israeli subsidiaries have paid or accrued royalties to the OCS in the amount of $2,408 and $3,423, respectively, which were recorded in cost of revenues.

d.	Royalty commitments to third parties:

The Group has entered into technology licensing fee agreements with third parties. Under the agreements, the Group agreed to pay the third parties royalties, based on sales of relevant products. See also Note 10.

e.	Legal proceedings:

1.
In May 2014, one of the Company’s former senior executives filed a claim with the Israeli labor court claiming an amount of NIS 2,500 (approximately $625) relating to the termination of his employment. The Company has denied his allegations and believes that it has valid defenses to this claim. A preliminary hearing was held in January 2015 during which the parties mutually agreed to refer the dispute to a mediator. In the event that mediation is unsuccessful the parties will continue with the claim in Israeli labor court.

2.
In November 2013, a former employee filed a claim against the Company’s subsidiary in Brazil alleging that he is entitled to approximately $600 as a result of the termination of his employment by the subsidiary. The Group believes that it has valid defenses to the claim and a provision is not required.